Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	92 Months Ended	120 Months Ended	140 Months Ended	172 Months Ended	297 Months Ended	321 Months Ended	333 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000018126
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000125494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018127
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000018128
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
C000018129
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000182246
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
C000018131
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
C000173092
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000211126
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018132
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000018136
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admin Class
C000125495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018134
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000018135
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Without Sales Load [Member] | C000018126
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%	2.63%			3.08%
Without Sales Load [Member] | C000125494
Average Annual Return [Line Items]
Average Annual Return, Percent	12.28%	(0.35%)			0.75%	0.62%
Without Sales Load [Member] | C000018127
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%	(0.39%)			0.69%					5.30%
Without Sales Load [Member] | C000018128
Average Annual Return [Line Items]
Average Annual Return, Percent	11.92%	(0.65%)			0.43%					5.07%
Without Sales Load [Member] | C000018129
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%	4.25%			4.79%
Without Sales Load [Member] | C000182246
Average Annual Return [Line Items]
Average Annual Return, Percent	9.91%	2.84%		2.98%
Without Sales Load [Member] | C000018130
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	2.78%			2.56%		5.37%
Without Sales Load [Member] | C000089752
Average Annual Return [Line Items]
Average Annual Return, Percent	9.62%	2.54%			2.29%		4.99%
Without Sales Load [Member] | C000018131
Average Annual Return [Line Items]
Average Annual Return, Percent	15.70%	4.12%			3.74%
Without Sales Load [Member] | C000089753
Average Annual Return [Line Items]
Average Annual Return, Percent	9.86%	1.42%			2.03%		3.88%
Without Sales Load [Member] | C000173092
Average Annual Return [Line Items]
Average Annual Return, Percent	9.17%	0.68%			1.42%			0.00%
Without Sales Load [Member] | C000211126
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	1.75%	2.63%
Without Sales Load [Member] | C000018132
Average Annual Return [Line Items]
Average Annual Return, Percent	10.15%	1.68%			2.29%		4.18%
Without Sales Load [Member] | C000018125
Average Annual Return [Line Items]
Average Annual Return, Percent	13.64%	1.14%			2.46%
Without Sales Load [Member] | C000018136
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	9.71%			8.37%				10.86%
Without Sales Load [Member] | C000125495
Average Annual Return [Line Items]
Average Annual Return, Percent	22.74%	10.32%			8.97%	9.65%
Without Sales Load [Member] | C000018134
Average Annual Return [Line Items]
Average Annual Return, Percent	22.68%	10.27%			8.91%					11.41%
Without Sales Load [Member] | C000018135
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	9.98%			8.64%					11.17%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
NATIXIS INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
NATIXIS INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
NATIXIS INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
NATIXIS INDEX: Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index